Segmented Information	3 Months Ended
Mar. 31, 2023
Segmented Information Disclosure [Abstract]
SEGMENTED INFORMATION
14.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers.

Geographical area information is shown below:

External revenues by Geography for the three months ended March 31
(in thousands)	2023	2022

USA	$1,073	$245
Canada	219	249
EMEA	511	326
Australia	-	13
Total	$1,803	$833

Non-current asset geographic area information is shown below:

(in thousands)	March 31, 2023	December 31, 2022

Long-term receivable total	$146	$150
Canada	-	-
EMEA	146	150

Right of use asset total	$812	$887
Canada	118	177
EMEA	694	710

Equipment total	$200	$207
Canada	-	-
EMEA	200	207

Intangibles total	$7,481	$6,988
Canada	-	-
EMEA	7,481	6,988

Product information is shown below:

Revenue by product line for the three months ended March 31
(in thousands)	2023	2022
Cellular boosters and related accessories	$438	$463
Rugged devices and related accessories	1,365	370
Total	$1,803	$833